INCOME TAXES (Details 1) - CNY (¥) ¥ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Non-current deferred tax assets:
Net operating loss carry forward	¥ 25,964	¥ 26,547
Impairment on inventory	11,213	9,420
Others	9,734	9,292
Non-current deferred income tax assets	46,911	45,259
Valuation allowances	(46,911)	(45,259)
Net non-current deferred income tax assets	¥ 0	¥ 0